LEASE LIABILITIES - Disclosure of maturity analysis of lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 1,193	$ 2,409
Carrying value of lease liabilities	1,163	2,292	$ 3,532
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1,165	1,243
Year 2 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	19	1,138
Year 3 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	9	19
Year 4 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	0	9
Year 5+ [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 0	$ 0